PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 29,	February 28,
	2012	2013
Building	$63,416,230	$64,073,055
Leasehold improvement	10,196,222	10,796,498
Computer, network equipment and software	10,039,490	13,141,255
Vehicles	1,002,949	854,070
Office equipment and furniture	1,490,734	1,994,719
Total cost of property and equipment	86,145,625	90,859,597
Less: accumulated depreciation and amortization	(9,419,406)	(14,744,509)
	$76,726,219	$76,115,088